Preferred Stock (Details) $ / shares in Units, $ in Millions	Jul. 15, 2019 shares	Jul. 26, 2016 USD ($) $ / shares shares
Depository Shares [Member]
Class of Stock [Line Items]
Depository shares issued		5,200,000
Interest in preferred stock per depository share		0.01
6.75% Series B Mandatory Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Percentage of issued shares		6.75%
Offering price (in usd per share) | $ / shares		$ 100
Proceeds from offering, net | $		$ 501
Minimum [Member] | Scenario, Forecast [Member] | 6.75% Series B Mandatory Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock converted in to common stock	120.46
Number of common stock issued upon conversion	6,200,000
Maximum [Member] | Scenario, Forecast [Member] | 6.75% Series B Mandatory Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock converted in to common stock	132.50
Number of common stock issued upon conversion	6,900,000